Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance costs
Interest expense on bank borrowings	¥ (6,055)	¥ (4,584)	¥ (1,766)
Interest expense on borrowings	(1,327)
Interest expense on convertible note	(4,144)	(4,660)	(4,815)
Interest expense on lease liabilities	(12,767)
Finance costs	(24,293)	(9,244)	(6,581)
Finance income
Interest income on shortterm bank deposits	388	322	868
Finance costs-net	¥ (23,905)	¥ (8,922)	¥ (5,713)